PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Other receivables	¥ 423,028			¥ 606,452
Less: Provision for impairment	(6,503)			(10,590)	¥ (10,590)	¥ (10,590)
Other receivables, net (a)	416,525			595,862
Prepayments (b)	91,769			99,660
Total prepayments and other receivables	¥ 508,294	$ 79,763		¥ 695,522

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.